Supplement dated January 13, 2016
to the Prospectus of Ameriprise Certificates
(April 29, 2015) S-6000 AL
This Supplement supersedes the Supplement dated August 12, 2015 and the Supplement dated September 28, 2015.
For Ameriprise Stock Market Certificate: Effective for sales on or after January 13, 2016, with the first term beginning on or after January 20, 2016, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 4 of the Prospectus will be revised to read as follows:
For your first term, the maximum return will be within the range of 1.50% to 2.50% for the 1 year term, 3.70% to 4.70% for the 2 year term and 8.00% to 9.00% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 0.00% to 1.00% for the 1 year term, 0.15% to 1.15% for the 2 year term and within the range of 1.10% to 2.10% for the 3 year term.
The rest of the information on page 4 remains unchanged.
For Ameriprise Flexible Savings Certificate: Effective for sales on or after January 13, 2016, information about interest rate ranges found on pages 18-20 of the Prospectus will be revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 20 basis points (0.20%) above to 120 basis points (1.20%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 60 basis points (0.60%) above to 160 basis points (1.60%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 69 basis points (0.69%) above to 169 basis points (1.69%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 25 basis points (0.25%) above to 125 basis points (1.25%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 60 basis points (0.60%) above to 160 basis points (1.60%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
Please Note:
•	In the case of the 9-month term, because the FDIC does not typically publish a 9-month Non-Jumbo Deposits National Rate, ACC uses a range based on the 6-month Non-Jumbo Deposits National Rate.
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•	In the case of the 18-month term, because the FDIC does not typically publish an 18-month Non-Jumbo Deposits National Rate, ACC uses a range based on the 12-month Non-Jumbo Deposits National Rate. Similarly in the case of the 30-month term, because the FDIC does not typically publish a 30-month Non-Jumbo Deposits National Rate, ACC uses a range based on the 24-month Non-Jumbo Deposits National Rate.
For your initial term, ACC may offer certificates with different terms from those described above. For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For your initial term, ACC may offer certificates with different terms from those described above. For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
13 months*	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 60 basis points (0.60%) above to 160 basis points (1.60%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
Purchase of a certificate in one of these special offers may result in a later term of less than six months in order to assure that your certificate matures 20 years from its issue date. ACC may limit the offering of these certificates to persons who have received a coupon as a promotion, based on a business strategy to build relationships with new clients in related market segments or persons who we believe meet threshold requirements for such factors as household income and home values or persons who fit this strategy and live in particular areas of the country or are affiliated with particular organizations. ACC may also offer different rates or terms to new clients, existing clients, or to individuals who have purchased other products or used other services of Ameriprise Financial or its subsidiaries, and may offer some terms only in selected distribution channels. We also may offer different rates based on your amount invested, your geographic location and whether the certificate is purchased for an IRA or for a qualified retirement account.
The rest of the information on pages 18-20 remains unchanged.
Also, for Ameriprise Flexible Savings Certificate, information related to the chart that illustrates yields for Ameriprise Flexible Savings Certificates, one year yields published by the U.S. Department of the Treasury for CMTs (“Constant Maturity Treasury” rates) and rates for 12-month CDs published by the FDIC for Non-Jumbo Deposits has been revised as follows:
Performance: The following chart illustrates Ameriprise Flexible Savings Certificate one year yields for the period from February 2005 through February 2015, one year yields published for CMTs, (“Constant Maturity Treasury” rates)* by the
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U.S. Department of the Treasury, also for the period from February 2005 through February 2015, and the rates for 12 month CDs published by the FDIC for Non-Jumbo Deposits from May 2009 to February 2015.**
The graph compares past yields and should not be considered a prediction of future performance.
*	From Dec. 3, 2008 through April 27, 2010, the rates for Ameriprise Flexible Savings Certificates were guaranteed to be within a specified range of CMTs.
**	Prior to May 2009, the FDIC did not publish Non-Jumbo Deposits National Rates.
The rest of the information on page 21 remains unchanged.
For Ameriprise Step-Up Rate Certificate:  Effective for sales on or after January 13, 2016, information about interest rate ranges found on page 29 of the Prospectus will be revised to read as follows:
ACC guarantees that your rate for your initial term will be:
2 years	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
3 years	Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
4 years	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
ACC also guarantees that your rate for the initial term will not be less than 0.00%, even if the published ranges fall below 0.00%. ACC may also offer different rates or terms to new clients, existing clients, or to individuals who have purchased other products or used other services of Ameriprise Financial or its subsidiaries, and may offer some terms only in selected distribution channels. We also may offer different rates based on your amount invested, your geographic location and whether the certificate is purchased for an IRA or for a qualified retirement account.
The rest of the information on page 29 remains unchanged.
Shareholders should retain this Supplement for future reference.
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